Performance Management	Apr. 28, 2025
Partners Fund Summary
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and performance table illustrate the variability of returns and provide some indication of the risks of investing by showing the changes in performance from year to year, as well as how the Fund’s average annual returns for the 1, 5 and 10 years compare with a broad-based securities market index. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Free updated performance information can be obtained at southeasternasset.com/mutual-fund-performance/ or (800) 445-9469.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table illustrate the variability of returns and provide some indication of the risks of investing by showing the changes in performance from year to year, as well as how the Fund’s average annual returns for the 1, 5 and 10 years compare with a broad-based securities market index.
Bar Chart [Heading]	Past Fund Performance Total Return (%)
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter in last 10 years:	4th Quarter 2020	22.75%
Worst Quarter in last 10 years:	1st Quarter 2020	(28.87)%

Performance Table Heading	Average Annual Total Returns at December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
	One Year	Five Years	Ten Years
Longleaf Partners Fund (net of fees and expenses)
Return Before Taxes	8.80%	7.27%	4.24%
Return After Taxes* on Distributions	8.51%	6.18%	2.53%
Return After Taxes* on Distributions and Sale of Fund Shares	5.37%	5.37%	2.86%
Comparative Index (no deductions for fees, expenses, or taxes)
S&P 500 Index	25.02%	14.53%	13.10%

*	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Availability Website Address [Text]	southeasternasset.com/mutual-fund-performance
Performance Availability Phone [Text]	(800) 445-9469
Partners Fund Summary | Partners Fund Summary [Default Label]
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter in last 10 years:
Highest Quarterly Return	22.75%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter in last 10 years:
Lowest Quarterly Return	(28.87%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Small-Cap Fund Summary
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and performance table illustrate the variability of returns and provide some indication of the risks of investing by showing the changes in performance from year to year, as well as how the Fund’s average annual returns for the 1, 5 and 10 years compare with a broad-based securities market index. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Free updated performance information can be obtained at southeasternasset.com/mutual-fund-performance/ or (800) 445-9469.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table illustrate the variability of returns and provide some indication of the risks of investing by showing the changes in performance from year to year, as well as how the Fund’s average annual returns for the 1, 5 and 10 years compare with a broad-based securities market index.
Bar Chart [Heading]	Past Fund Performance Total Return (%)
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter in last 10 years:	3rd Quarter 2020	22.16%
Worst Quarter in last 10 years:	1st Quarter 2020	(35.93)%

Performance Table Heading	Average Annual Total Returns at December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts
Performance Table Explanation after Tax Higher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
	One Year	Five Years	Ten Years
Longleaf Partners Small-Cap Fund (net of fees and expenses)
Return Before Taxes	9.69%	4.26%	5.45%
Return After Taxes* on Distributions	9.66%	3.82%	3.83%
Return After Taxes* on Distributions and Sale of Fund Shares	5.76%	3.24%	3.94%
Comparative Index (reflects no deductions for fees, expenses, or taxes)
Russell 3000 Index**	23.81%	13.86%	12.55%
Russell 2000 Index	11.54%	7.40%	7.82%

*	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
**	Effective May 1, 2024, the Fund changed its broad-based securities market index to the Russell 3000 Index due to regulatory requirements. The Fund retained the Russell 2000 Index as a performance benchmark because it is more closely aligned with the Fund’s investment strategies and restrictions.

Performance Availability Website Address [Text]	southeasternasset.com/mutual-fund-performance
Performance Availability Phone [Text]	(800) 445-9469
Small-Cap Fund Summary | Small-Cap Fund Summary [Default Label]
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter in last 10 years:
Highest Quarterly Return	22.16%
Highest Quarterly Return, Date	Sep. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter in last 10 years:
Lowest Quarterly Return	(35.93%)
Lowest Quarterly Return, Date	Mar. 31, 2020
International Fund Summary
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and performance table illustrate the variability of returns and provide some indication of the risks of investing by showing the changes in performance from year to year, as well as how the Fund’s average annual returns for the 1, 5 and 10 years compare with a broad-based securities market index. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Free updated performance information can be obtained at southeasternasset.com/mutual-fund-performance/ or (800) 445-9469.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table illustrate the variability of returns and provide some indication of the risks of investing by showing the changes in performance from year to year, as well as how the Fund’s average annual returns for the 1, 5 and 10 years compare with a broad-based securities market index.
Bar Chart [Heading]	Past Fund Performance Total Return (%)
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter in last 10 years:	4th Quarter of 2020	22.73%
Worst Quarter in last 10 years:	1st Quarter of 2020	(32.13)%

Performance Table Heading	Average Annual Total Returns at December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
	One Year	Five Years	Ten Years
Longleaf Partners International Fund (net of fees and expenses)
Return Before Taxes	(1.99)%	(1.74)%	2.75%
Return After Taxes* on Distributions	(2.71)%	(2.00)%	2.30%
Return After Taxes* on Distributions and Sale of Fund Shares	(0.52)%	(1.24)%	2.12%
Comparative Index (reflects no deductions for fees or expenses)
FTSE Developed ex-North America Index	2.45%	4.44%	5.14%

*	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Availability Website Address [Text]	southeasternasset.com/mutual-fund-performance
Performance Availability Phone [Text]	(800) 445-9469
International Fund Summary | International Fund Summary [Default Label]
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter in last 10 years:
Highest Quarterly Return	22.73%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter in last 10 years:
Lowest Quarterly Return	(32.13%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Global Fund Summary
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and performance table illustrate the variability of returns and provide some indication of the risks of investing by showing the changes in performance from year to year, as well as how the Fund’s average annual returns for the 1 and 5 years and since inception period compare with a broad-based securities market index. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Free updated performance information can be obtained at southeasternasset.com/mutual-fund-performance/ or (800) 445-9469.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table illustrate the variability of returns and provide some indication of the risks of investing by showing the changes in performance from year to year, as well as how the Fund’s average annual returns for the 1 and 5 years and since inception period compare with a broad-based securities market index.
Bar Chart [Heading]	Past Fund Performance Total Return (%)
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter in last 10 years:	2nd Quarter of 2020	19.40%
Worst Quarter in last 10 years:	1st Quarter of 2020	(29.27)%

Performance Table Heading	Average Annual Total Returns at December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
	One Year	Five Years	Ten Years
Longleaf Partners Global Fund (net of fees and expenses)
Return Before Taxes	10.50%	2.84%	4.30%
Return After Taxes* on Distributions	9.69%	2.02%	3.52%
Return After Taxes* on Distributions and Sale of Fund Shares	9.79%	2.02%	3.27%
Comparative Index (no deductions for fees, expenses, or taxes)
FTSE Developed Index	17.73%	10.82%	9.77%

*	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Availability Website Address [Text]	southeasternasset.com/mutual-fund-performance
Performance Availability Phone [Text]	(800) 445-9469
Global Fund Summary | Global Fund Summary [Default Label]
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter in last 10 years:
Highest Quarterly Return	19.40%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter in last 10 years:
Lowest Quarterly Return	(29.27%)
Lowest Quarterly Return, Date	Mar. 31, 2020